SCHEDULE OF RIGHT-OF-USE ASSET AND RELATED LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Right-of-use assets	$ 1,576,445	$ 1,158,776	$ 1,317,830
Operating lease liabilities, current	420,913	277,142	243,292
Operating lease liabilities, non-current	1,155,532	881,634	1,074,538
Total operating lease liabilities	$ 1,576,445	$ 1,158,776	$ 1,317,830